Trade and other receivables, net - Aging of trade receivables, net of provision for impairment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	$ 938	$ 1,040
Current
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	866	962
Past due 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	51	59
Past due 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	10	9
Past due 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	3	4
Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables, net of provision for impairment	$ 8	$ 6